Commitments and Contingencies - Future minimum lease payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Future minimum rental commitments under non-cancelable leases with initial or remaining terms in excess of one year
2021	$ 27,094
2022	27,945
2023	26,032
2024	18,033
2025	18,209
Thereafter	10,993
Total	$ 128,306